Risk/Return Summary - AAAMCO Ultrashort Financing Fund	Total
Asset Management Fund - AAAMCO Ultrashort Financing Fund | AAAMCO Ultrashort Financing Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
•	With respect to the Ultrashort Financing Fund, the following paragraph is hereby inserted between the second and third paragraphs of the Fund Investments section on page 15:

The Fund may also enter into dollar roll transactions with approved counterparties. Dollar roll transactions are short term (usually 30 days) financings in which the Fund purchases and simultaneously sells (for a future settlement date) agency mortgage-backed security pools. Dollar rolls are similar to repurchase agreements with the key difference being that the Fund is not required to return the exact same securities that were delivered by the borrower. Instead, the Fund must return similar pools with minimum qualifications usually including the issuer, coupon rate, and original maturity of the pools.

•	With respect to the Ultrashort Financing Fund, the Repurchase Agreement and Counterparty Risk description on page 17 is deleted in its entirety and replaced as follows:

Repurchase Agreement and Counterparty Risk. Repurchase agreements and dollar rolls are transactions in which the Fund buys a security from another financial institution and simultaneously agrees to sell the security (or, in the case of a dollar roll, similar securities) back at a mutually agreed-upon time and price. Repurchase agreements and dollar rolls expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price. In this case, the Adviser will determine if it is in the best interest of the shareholders to immediately liquidate the collateral or to hold the collateral until market conditions improve and a better sale price on the collateral can be obtained. Should the liquidation proceeds of the securities collateral be greater than the purchase price, the Fund does not suffer any loss.

•	With respect to the Ultrashort Financing Fund, the Credit Risk description on page 17 is deleted in its entirety and replaced as follows:

Credit Risk. If the counterparty to a repurchase agreement defaults, and the collateral cannot be liquidated at a price greater than the original purchase price, the Fund would lose money. If the counterparty to a financial contract, including dollar rolls, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, the Fund could lose money. Credit risk arises from the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure of the issuer to pay principal or interest when due or due to the market perception that the issuer has experienced a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk.